Equity (Details) - USD ($)							12 Months Ended
		Dec. 17, 2024	Aug. 02, 2024	Nov. 03, 2023	Aug. 29, 2022	Jan. 01, 2021	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 20, 2024	Jun. 30, 2024	May 02, 2023	Dec. 31, 2021
Equity [Line Items]
Stockholders' equity note, stock split							the shareholders of the Company approved a 1 for 2,600 share forward split of the Company’s authorized and issued ordinary shares whereby every 1 share was split into 2,600 shares
Ordinary share, par value (in Dollars per share)							$ 0.000000385	$ 0.000000385
Ordinary shares authorized							260,000,000,000	260,000,000,000
Ordinary shares					400					18,466
Converted ordinary shares					533,000		1,040,000
Issuance of ordinary share					205							9,190,356
Aggregate price (in Dollars)					$ 300,000
Share forward split, ordinary shares										48,011,600
Total share issued					1,340
Aggregate gross proceeds (in Dollars)				$ 1,528,800			$ 15,200,000
Additional ordinary shares								570,000			4,200,000
Shares outstanding												61,571,956
Aggregate of ordinary shares												5,947,509
Ordinary shares issued							91,092,257	52,381,600	[1]
Ordinary shares outstanding							91,092,257	52,381,600	[1]
Granted shares						1,642
Restricted units amount (in Dollars)						$ 3,240,344
Vesting period, term						20 months
Issued restriced shares			1,722,159
Fair value of fully vested (in Dollars)			$ 300,000
Amortized over period			24 months
Share based compensation (in Dollars)							$ 630,000			$ 1,266,890
Maximum [Member]
Equity [Line Items]
Ordinary share, par value (in Dollars per share)													$ 0.001
Ordinary shares authorized													260,000,000,000
Minimum [Member]
Equity [Line Items]
Ordinary share, par value (in Dollars per share)													$ 0.000000385
Ordinary shares authorized													100,000,000
Ordinary Shares [Member]
Equity [Line Items]
Converted ordinary shares					1,040,000
Ordinary share issued					670
Share forward split, ordinary shares					3,484,000
Ordinary shares issued							91,092,257
Ordinary shares outstanding	[2]						91,092,257	52,381,600		48,011,600				38,402,000
Restricted Share Units [Member]
Equity [Line Items]
Issuance of ordinary share					1,642
Share forward split, ordinary shares					4,269,200
Share based compensation (in Dollars)								$ 630,000		$ 1,266,890
D. Boral Capital [Member]
Equity [Line Items]
Total share issued		19,372,792
D. Boral Capital [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Ordinary shares issued		8,872,792
D. Boral Capital [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Equity [Line Items]
Ordinary shares issued		10,500,000
Subscription Agreement [Member]
Equity [Line Items]
Ordinary share issued					109
Share forward split, ordinary shares					283,400
IPO [Member]
Equity [Line Items]
Ordinary shares							3,800,000
Public offering price (in Dollars per share)							$ 4
Over-Allotment Option [Member]
Equity [Line Items]
Aggregate gross proceeds (in Dollars)				$ 546,000
Additional ordinary shares				150,000
Purchase remaining ordinary shares				420,000

[1]	Giving retroactive effect to the share forward split on May 2, 2023.
[2]	Giving retroactive effect to the share forward split on May 2, 2023.